Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) (Convertible Common Stock [Member], March 5, 2015 [Member])	Dec. 31, 2014
Convertible Common Stock [Member] | March 5, 2015 [Member]
Class of Stock [Line Items]
Common Shares	205,179,261
Stock options	4,898,935
Total number of shares outstanding	210,078,196